Operations - Capital structure and net working capital (Details) R$ in Thousands		1 Months Ended	12 Months Ended
	Oct. 26, 2020 BRL (R$)	Oct. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$) brazilianReal	Dec. 31, 2019 BRL (R$) brazilianReal	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of joint operations [abstract]
Negative equity position			R$ 14,148,750	R$ 3,519,174	R$ 1,150,038	R$ 432,706
Devaluation percentage of domestic currency against US Dollar			28.90%
Foreign exchange rate | brazilianReal			5.1967	4.0307
Foreign exchange variation expense			R$ 4,302,540	R$ 391,905	1,306,063
Variarion of conversion right			755,354
Disclosure of general information about financial statements [Line Items]
Variarion of conversion right			755,354
Borrowings			7,360,514	3,518,156	R$ 2,756,126
Increase (decrease) in working capital			2,071,919
Working capital, negative position			R$ 4,795,208	R$ 2,723,289
Percentage of lease contracts renegotiated			96.00%
Convertible debt
Disclosure of joint operations [abstract]
Variarion of conversion right	R$ 755,354	R$ 755,354
Disclosure of general information about financial statements [Line Items]
Variarion of conversion right	R$ 755,354	755,354
Borrowings		R$ 1,745,900